Other disclosures - Schedule of remainder of financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL ASSETS
Financial assets held for trading	€ 252,318	€ 230,253	€ 176,921
Financial assets designated at fair value through profit or loss	8,046	7,915	9,773
Non-trading financial assets mandatorily at fair value through profit or loss	7,761	6,130	5,910
Financial assets at fair value through other comprehensive income	2,281	2,193	1,761
Hedging derivatives	3,931	5,672	5,297
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	50	(704)	(788)
TOTAL FINANCIAL ASSETS	274,387	251,459	198,874
FINANCIAL LIABILITIES
Financial liabilities held for trading	171,546	152,151	122,270
Financial liabilities designated at fair value through profit or loss	42,148	36,360	40,367
Hedging derivatives	4,248	4,752	7,656
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	49	(9)	55
TOTAL FINANCIAL LIABILITIES	217,991	193,254	170,348
Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	85,732	64,300	36,120
Financial assets designated at fair value through profit or loss	611	152	1,657
Non-trading financial assets mandatorily at fair value through profit or loss	1,091	794	591
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	1,066	1,786	1,188
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(22)	(61)	(237)
TOTAL FINANCIAL ASSETS	88,478	66,971	39,319
FINANCIAL LIABILITIES
Financial liabilities held for trading	131,052	100,071	73,257
Financial liabilities designated at fair value through profit or loss	19,717	16,036	23,190
Hedging derivatives	447	832	1,525
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(16)	0	(1)
TOTAL FINANCIAL LIABILITIES	151,200	116,939	97,971
3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	38,979	56,571	49,668
Financial assets designated at fair value through profit or loss	893	750	557
Non-trading financial assets mandatorily at fair value through profit or loss	174	8	153
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	293	1,423	412
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	63	18	(225)
TOTAL FINANCIAL ASSETS	40,402	58,770	50,565
FINANCIAL LIABILITIES
Financial liabilities held for trading	5,783	16,537	12,127
Financial liabilities designated at fair value through profit or loss	4,015	6,000	7,583
Hedging derivatives	681	668	2,064
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	25	(5)	(4)
TOTAL FINANCIAL LIABILITIES	10,504	23,200	21,770
1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	35,639	33,945	30,602
Financial assets designated at fair value through profit or loss	1,595	2,421	2,529
Non-trading financial assets mandatorily at fair value through profit or loss	407	29	71
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	609	957	1,535
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(17)	(569)	156
TOTAL FINANCIAL ASSETS	38,233	36,783	34,893
FINANCIAL LIABILITIES
Financial liabilities held for trading	14,084	14,244	19,180
Financial liabilities designated at fair value through profit or loss	6,934	6,422	4,863
Hedging derivatives	735	826	1,577
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	4	13	36
TOTAL FINANCIAL LIABILITIES	21,757	21,505	25,656
3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	22,880	24,504	17,912
Financial assets designated at fair value through profit or loss	819	1,075	1,350
Non-trading financial assets mandatorily at fair value through profit or loss	0	102	80
Financial assets at fair value through other comprehensive income	0	0	0
Hedging derivatives	440	800	937
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	72	(50)	(402)
TOTAL FINANCIAL ASSETS	24,211	26,431	19,877
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,642	12,530	10,591
Financial liabilities designated at fair value through profit or loss	3,849	1,918	1,359
Hedging derivatives	917	814	878
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	36	47	(5)
TOTAL FINANCIAL LIABILITIES	15,444	15,309	12,823
More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	69,088	50,933	42,619
Financial assets designated at fair value through profit or loss	4,128	3,517	3,680
Non-trading financial assets mandatorily at fair value through profit or loss	6,089	5,197	5,015
Financial assets at fair value through other comprehensive income	2,281	2,193	1,761
Hedging derivatives	1,523	706	1,225
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(46)	(42)	(80)
TOTAL FINANCIAL ASSETS	83,063	62,504	54,220
FINANCIAL LIABILITIES
Financial liabilities held for trading	9,985	8,769	7,115
Financial liabilities designated at fair value through profit or loss	7,633	5,984	3,372
Hedging derivatives	1,468	1,612	1,612
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	0	(64)	29
TOTAL FINANCIAL LIABILITIES	19,086	16,301	12,128
Derivatives
FINANCIAL LIABILITIES
Financial liabilities held for trading	51,968	57,753	50,589
Derivatives | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	18,105	14,364	8,147
Derivatives | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	4,339	13,296	9,486
Derivatives | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	11,403	11,946	17,990
Derivatives | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	10,051	12,335	10,060
Derivatives | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	8,070	5,812	4,906
Short positions
FINANCIAL LIABILITIES
Financial liabilities held for trading	44,015	35,830	26,174
Short positions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	39,712	28,548	21,381
Short positions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	661	2,931	1,288
Short positions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,271	1,199	765
Short positions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	478	195	531
Short positions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,893	2,957	2,209
Deposits
FINANCIAL LIABILITIES
Financial liabilities held for trading	75,563	58,568	45,507
Financial liabilities designated at fair value through profit or loss	30,440	28,806	34,996
Deposits | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	73,235	57,159	43,729
Financial liabilities designated at fair value through profit or loss	18,785	15,193	22,688
Deposits | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	783	310	1,353
Financial liabilities designated at fair value through profit or loss	3,177	4,860	6,459
Deposits | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,410	1,099	425
Financial liabilities designated at fair value through profit or loss	4,452	4,037	3,223
Deposits | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	113	0	0
Financial liabilities designated at fair value through profit or loss	1,105	490	338
Deposits | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	22	0	0
Financial liabilities designated at fair value through profit or loss	2,921	4,226	2,288
Central banks
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,385	13,300	7,808
Financial liabilities designated at fair value through profit or loss	3,086	1,774	1,209
Central banks | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	12,385	13,300	7,808
Financial liabilities designated at fair value through profit or loss	3,086	1,774	1,158
Central banks | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	51
Central banks | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Central banks | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	0	0	0
Credit institutions
FINANCIAL LIABILITIES
Financial liabilities held for trading	27,058	26,284	17,862
Financial liabilities designated at fair value through profit or loss	1,424	1,625	1,735
Credit institutions | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	24,759	24,875	17,228
Financial liabilities designated at fair value through profit or loss	914	1,035	1,161
Credit institutions | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	770	310	209
Financial liabilities designated at fair value through profit or loss	23	133	57
Credit institutions | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	1,410	1,099	425
Financial liabilities designated at fair value through profit or loss	115	15	84
Credit institutions | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	113	0	0
Financial liabilities designated at fair value through profit or loss	31	49	61
Credit institutions | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	6	0	0
Financial liabilities designated at fair value through profit or loss	341	393	372
Customers
FINANCIAL LIABILITIES
Financial liabilities held for trading	36,120	18,984	19,837
Financial liabilities designated at fair value through profit or loss	25,930	25,407	32,052
Customers | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	36,091	18,984	18,693
Financial liabilities designated at fair value through profit or loss	14,785	12,384	20,369
Customers | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities held for trading	13	0	1,144
Financial liabilities designated at fair value through profit or loss	3,154	4,727	6,351
Customers | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	4,337	4,022	3,139
Customers | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	1,074	441	277
Customers | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities held for trading	16	0	0
Financial liabilities designated at fair value through profit or loss	2,580	3,833	1,916
Marketable debt securities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	11,686	7,554	5,371
Marketable debt securities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	910	843	502
Marketable debt securities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	838	1,140	1,124
Marketable debt securities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	2,482	2,385	1,640
Marketable debt securities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	2,744	1,428	1,021
Marketable debt securities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	4,712	1,758	1,084
Other financial liabilities
FINANCIAL LIABILITIES
Financial liabilities held for trading	0	0	0
Financial liabilities designated at fair value through profit or loss	22	0	0
Other financial liabilities | Within 3 months
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	22
Other financial liabilities | 3 to 12 months
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	0
Other financial liabilities | 1 to 3 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	0
Other financial liabilities | 3 to 5 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	0
Other financial liabilities | More than 5 years
FINANCIAL LIABILITIES
Financial liabilities designated at fair value through profit or loss	0
Derivatives
FINANCIAL ASSETS
Financial assets held for trading	58,355	64,100	56,328
Derivatives | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	15,579	14,231	8,777
Derivatives | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	4,967	14,504	10,551
Derivatives | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	13,348	16,676	17,775
Derivatives | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	10,446	12,384	9,532
Derivatives | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	14,015	6,305	9,693
Equity instruments
FINANCIAL ASSETS
Financial assets held for trading	22,030	16,636	15,057
Non-trading financial assets mandatorily at fair value through profit or loss	5,815	4,641	4,068
Financial assets at fair value through other comprehensive income	2,281	2,193	1,761
Equity instruments | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income	0	0	0
Equity instruments | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	22,030	16,636	15,057
Non-trading financial assets mandatorily at fair value through profit or loss	5,815	4,641	4,068
Financial assets at fair value through other comprehensive income	2,281	2,193	1,761
Debt securities
FINANCIAL ASSETS
Financial assets held for trading	98,568	82,646	62,124
Financial assets designated at fair value through profit or loss	2,894	2,897	3,095
Non-trading financial assets mandatorily at fair value through profit or loss	245	447	860
Debt securities | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	8,666	6,930	7,598
Financial assets designated at fair value through profit or loss	333	95	252
Non-trading financial assets mandatorily at fair value through profit or loss	34	39	41
Debt securities | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	26,749	21,305	18,315
Financial assets designated at fair value through profit or loss	480	342	77
Non-trading financial assets mandatorily at fair value through profit or loss	9	2	0
Debt securities | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	20,034	15,319	10,274
Financial assets designated at fair value through profit or loss	1,032	1,254	1,269
Non-trading financial assets mandatorily at fair value through profit or loss	93	3	57
Debt securities | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	11,618	11,944	8,137
Financial assets designated at fair value through profit or loss	394	680	690
Non-trading financial assets mandatorily at fair value through profit or loss	0	10	3
Debt securities | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	31,501	27,148	17,800
Financial assets designated at fair value through profit or loss	655	526	807
Non-trading financial assets mandatorily at fair value through profit or loss	109	393	759
Loans and advances
FINANCIAL ASSETS
Financial assets held for trading	73,365	66,871	43,412
Financial assets designated at fair value through profit or loss	5,152	5,018	6,678
Non-trading financial assets mandatorily at fair value through profit or loss	1,701	1,042	982
Loans and advances | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	61,487	43,139	19,745
Financial assets designated at fair value through profit or loss	278	57	1,405
Non-trading financial assets mandatorily at fair value through profit or loss	1,057	755	550
Loans and advances | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	7,263	20,762	20,802
Financial assets designated at fair value through profit or loss	413	408	480
Non-trading financial assets mandatorily at fair value through profit or loss	165	6	153
Loans and advances | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	2,257	1,950	2,553
Financial assets designated at fair value through profit or loss	563	1,167	1,260
Non-trading financial assets mandatorily at fair value through profit or loss	314	26	14
Loans and advances | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	816	176	243
Financial assets designated at fair value through profit or loss	425	395	660
Non-trading financial assets mandatorily at fair value through profit or loss	0	92	77
Loans and advances | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	1,542	844	69
Financial assets designated at fair value through profit or loss	3,473	2,991	2,873
Non-trading financial assets mandatorily at fair value through profit or loss	165	163	188
Central banks
FINANCIAL ASSETS
Financial assets held for trading	14,632	12,966	17,717
Financial assets designated at fair value through profit or loss	0	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Central banks | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	13,143	1,241	1,146
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	1,181	11,725	16,571
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	308	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Central banks | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	0	0	0
Financial assets designated at fair value through profit or loss		0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions
FINANCIAL ASSETS
Financial assets held for trading	25,967	27,314	14,061
Financial assets designated at fair value through profit or loss	413	408	459
Non-trading financial assets mandatorily at fair value through profit or loss	0	0	0
Credit institutions | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	22,532	21,840	10,861
Financial assets designated at fair value through profit or loss	20	16	26
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	2,114	4,088	2,076
Financial assets designated at fair value through profit or loss	1	0	22
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	1,104	1,287	1,079
Financial assets designated at fair value through profit or loss	9	5	3
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	213	0	45
Financial assets designated at fair value through profit or loss	30	34	15
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Credit institutions | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	4	99	0
Financial assets designated at fair value through profit or loss	353	353	393
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
Customers
FINANCIAL ASSETS
Financial assets held for trading	32,766	26,591	11,634
Financial assets designated at fair value through profit or loss	4,739	4,610	6,219
Non-trading financial assets mandatorily at fair value through profit or loss	1,701	1,042	982
Customers | Within 3 months
FINANCIAL ASSETS
Financial assets held for trading	25,812	20,058	7,738
Financial assets designated at fair value through profit or loss	258	41	1,379
Non-trading financial assets mandatorily at fair value through profit or loss	1,057	755	550
Customers | 3 to 12 months
FINANCIAL ASSETS
Financial assets held for trading	3,968	4,949	2,155
Financial assets designated at fair value through profit or loss	412	408	458
Non-trading financial assets mandatorily at fair value through profit or loss	165	6	153
Customers | 1 to 3 years
FINANCIAL ASSETS
Financial assets held for trading	845	663	1,474
Financial assets designated at fair value through profit or loss	553	1,162	1,257
Non-trading financial assets mandatorily at fair value through profit or loss	314	26	14
Customers | 3 to 5 years
FINANCIAL ASSETS
Financial assets held for trading	603	176	198
Financial assets designated at fair value through profit or loss	396	361	645
Non-trading financial assets mandatorily at fair value through profit or loss	0	92	77
Customers | More than 5 years
FINANCIAL ASSETS
Financial assets held for trading	1,538	745	69
Financial assets designated at fair value through profit or loss	3,120	2,638	2,480
Non-trading financial assets mandatorily at fair value through profit or loss	€ 165	€ 163	€ 188